+OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John Chilton, Esq.

Sullivan & Worcester LLP 1666 K Street, NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communication Services - 7.5%
Alphabet, Inc. - Class A (a)	7,780	$8,129,789
Alphabet, Inc. - Class C (a)	6,947	7,194,382
Electronic Arts, Inc. (a)	59,280	4,677,785
Facebook, Inc. - Class A (a)	51,242	6,717,314
Liberty Broadband Corporation - Series C (a)	100,925	7,269,628
		33,988,898
Consumer Discretionary - 9.9%
Alibaba Group Holding Ltd. - ADR (a)	39,317	5,389,181
Amazon.com, Inc. (a)	6,198	9,309,210
CarMax, Inc. (a)	152,613	9,573,414
Home Depot, Inc. (The)	40,176	6,903,040
NIKE, Inc. - Class B	91,567	6,788,777
Starbucks Corporation	107,205	6,904,002
		44,867,624
Consumer Staples - 7.7%
Anheuser-Busch InBev S.A./N.V. - ADR	79,379	5,223,932
Mondelēz International, Inc. - Class A	150,340	6,018,110
Monster Beverage Corporation (a)	146,575	7,214,422
Nestlé S.A. - ADR	120,342	9,742,888
PepsiCo, Inc.	60,461	6,679,731
		34,879,083
Energy - 4.9%
Chevron Corporation	67,672	7,362,037
EOG Resources, Inc.	68,437	5,968,391
Marathon Petroleum Corporation	144,613	8,533,613
		21,864,041
Financials - 18.8%
Berkshire Hathaway, Inc. - Class B (a)	79,727	16,278,659
Brookfield Asset Management, Inc. - Class A	363,349	13,934,434
Capital One Financial Corporation	146,039	11,039,088
Citigroup, Inc.	186,782	9,723,871
CME Group, Inc.	51,117	9,616,130
JPMorgan Chase & Company	90,807	8,864,580
Markel Corporation (a)	14,963	15,532,342
		84,989,104
Health Care - 10.9%
Becton, Dickinson and Company	32,325	7,283,469
CVS Health Corporation	90,615	5,937,095
Danaher Corporation	131,882	13,599,672
Johnson & Johnson	97,337	12,561,340

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Health Care - 10.9% (Continued)
Merck & Company, Inc.	126,735	$9,683,821
		49,065,397
Industrials - 8.9%
FedEx Corporation	54,668	8,819,588
General Dynamics Corporation	40,409	6,352,699
Honeywell International, Inc.	48,212	6,369,770
Southwest Airlines Company	157,286	7,310,653
Union Pacific Corporation	80,944	11,188,889
		40,041,599
Information Technology - 16.6%
Accenture plc - Class A	90,611	12,777,057
Adobe, Inc. (a)	62,014	14,030,047
Apple, Inc.	42,517	6,706,632
Broadcom, Inc.	28,721	7,303,176
Mastercard, Inc. - Class A	56,595	10,676,647
Microsoft Corporation	73,792	7,495,053
Visa, Inc. - Class A	121,868	16,079,264
		75,067,876
Materials - 7.0%
Ecolab, Inc.	63,654	9,379,417
Martin Marietta Materials, Inc.	39,206	6,738,335
Sherwin-Williams Company (The)	25,101	9,876,240
Vulcan Materials Company	57,440	5,675,072
		31,669,064
Real Estate - 3.6%
American Tower Corporation	103,412	16,358,744

Total Common Stocks (Cost $312,064,864)		$432,791,430

EXCHANGE-TRADED FUNDS - 1.4%	Shares	Value
iShares U.S. Home Construction ETF (Cost $5,720,784)	200,734	$6,030,049

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund - Class Z, 2.36% (b) (Cost $6,466,819)	6,466,819	$6,466,819

Total Investments at Value - 98.6% (Cost $324,252,467)		$445,288,298

Other Assets in Excess of Liabilities - 1.4%		6,349,649

Net Assets - 100.0%		$451,637,947

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 93.4%	Shares	Value
Communication Services - 3.2%
Comcast Corporation - Class A	269,125	$9,163,706
Verizon Communications, Inc.	183,215	10,300,348
		19,464,054
Consumer Discretionary - 3.2%
Carnival Corporation	205,680	10,140,024
Las Vegas Sands Corporation	175,890	9,155,074
		19,295,098
Consumer Staples - 10.5%
Altria Group, Inc.	178,636	8,822,832
Anheuser-Busch InBev S.A./N.V. - ADR	157,460	10,362,443
Diageo plc - ADR	90,780	12,872,604
Mondelēz International, Inc. - Class A	246,890	9,883,007
PepsiCo, Inc.	96,805	10,695,016
Philip Morris International, Inc.	155,720	10,395,867
		63,031,769
Energy - 10.6%
Chevron Corporation	68,366	7,437,537
Enbridge, Inc.	301,622	9,374,412
Exxon Mobil Corporation	85,975	5,862,635
Marathon Petroleum Corporation	169,430	9,998,064
Occidental Petroleum Corporation	204,105	12,527,965
Royal Dutch Shell plc - Class B - ADR	313,175	18,771,710
		63,972,323
Financials - 19.5%
Bank of America Corporation	355,000	8,747,200
Brookfield Asset Management, Inc. - Class A	467,865	17,942,623
Capital One Financial Corporation	180,355	13,633,034
Citigroup, Inc.	252,780	13,159,727
Fairfax Financial Holdings Ltd.	26,755	11,774,340
Fidelity National Financial, Inc.	532,110	16,729,538
JPMorgan Chase & Company	186,385	18,194,904
Markel Corporation (a)	16,890	17,532,665
		117,714,031
Health Care - 13.0%
Bristol-Myers Squibb Company	288,780	15,010,785
CVS Health Corporation	232,380	15,225,538
Johnson & Johnson	151,165	19,507,843
Medtronic plc	122,070	11,103,487
Merck & Company, Inc.	227,735	17,401,231
		78,248,884

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.4% (Continued)	Shares	Value
Industrials - 11.3%
3M Company	43,445	$8,278,010
Boeing Company (The)	36,075	11,634,187
Delta Air Lines, Inc.	248,415	12,395,909
Eaton Corporation plc	171,192	11,754,043
United Parcel Service, Inc. - Class B	93,520	9,121,006
Watsco, Inc.	109,050	15,173,217
		68,356,372
Information Technology - 8.4%
Cisco Systems, Inc.	369,930	16,029,067
DXC Technology Company	116,345	6,186,064
Microsoft Corporation	172,493	17,520,114
TE Connectivity Ltd.	145,775	11,024,963
		50,760,208
Materials - 2.1%
PPG Industries, Inc.	122,945	12,568,667

Real Estate - 8.9%
Crown Castle International Corporation	94,335	10,247,611
Equity LifeStyle Properties, Inc.	101,180	9,827,613
Gaming and Leisure Properties, Inc.	269,164	8,696,689
Lamar Advertising Company - Class A	189,120	13,083,322
W.P. Carey, Inc.	181,794	11,878,420
		53,733,655
Utilities - 2.7%
Dominion Energy, Inc.	225,465	16,111,729

Total Common Stocks (Cost $507,821,708)		$563,256,790

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 2.36% (b) (Cost $39,655,397)	39,655,397	$39,655,397

Total Investments at Value - 100.0% (Cost $547,477,105)		$602,912,187

Other Assets in Excess of Liabilities - 0.0% (c)		170,298

Net Assets - 100.0%		$603,082,485

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2018.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communication Services - 12.1%
DISH Network Corporation - Class A (a)	505,910	$12,632,573
Liberty Broadband Corporation - Series C (a)	171,035	12,319,651
Live Nation Entertainment, Inc. (a)	348,209	17,149,293
		42,101,517
Consumer Discretionary - 14.2%
CarMax, Inc. (a)	270,745	16,983,834
Dollar Tree, Inc. (a)	138,481	12,507,604
MercadoLibre, Inc. (a)	30,241	8,856,077
O'Reilly Automotive, Inc. (a)	32,216	11,092,935
		49,440,450
Financials - 24.1%
Brookfield Asset Management, Inc. - Class A	581,227	22,290,055
Capital One Financial Corporation	178,274	13,475,732
Cboe Global Markets, Inc.	65,840	6,441,127
Fairfax Financial Holdings Ltd.	27,203	11,971,496
Fidelity National Financial, Inc.	330,440	10,389,034
Markel Corporation (a)	18,427	19,128,147
		83,695,591
Health Care - 3.4%
Zoetis, Inc.	138,935	11,884,500

Industrials - 15.7%
American Woodmark Corporation (a)	170,450	9,490,656
Genesee & Wyoming, Inc. - Class A (a)	102,810	7,609,996
WABCO Holdings, Inc. (a)	182,760	19,617,458
Watsco, Inc.	64,375	8,957,138
Xylem, Inc.	131,400	8,767,008
		54,442,256
Information Technology - 11.1%
Autodesk, Inc. (a)	117,375	15,095,599
Black Knight, Inc. (a)	244,200	11,003,652
Intuit, Inc.	62,899	12,381,668
		38,480,919
Materials - 9.4%
Martin Marietta Materials, Inc.	92,382	15,877,694
Sherwin-Williams Company (The)	42,950	16,899,107
		32,776,801

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Real Estate - 7.0%
American Tower Corporation	154,125	$24,381,034

Total Common Stocks (Cost $294,833,501)		$337,203,068

MONEY MARKET FUNDS - 3.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 2.36% (b) (Cost $10,769,551)	10,769,551	$10,769,551

Total Investments at Value - 100.1% (Cost $305,603,052)		$347,972,619

Liabilities in Excess of Other Assets - (0.1%)		(283,556)

Net Assets - 100.0%		$347,689,063

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Communication Services - 8.8%
Cable One, Inc.	4,538	$3,721,614
Live Nation Entertainment, Inc. (a)	66,859	3,292,806
Meredith Corporation	30,000	1,558,200
Shenandoah Telecommunications Company	57,790	2,557,207
		11,129,827
Consumer Discretionary - 15.6%
Drive Shack, Inc. (a)	317,437	1,244,353
Eldorado Resorts, Inc. (a)	137,889	4,992,961
Etsy, Inc. (a)	38,969	1,853,755
Monarch Casino & Resort, Inc. (a)	113,893	4,343,879
Pool Corporation	20,461	3,041,527
Red Rock Resorts, Inc. - Class A	119,899	2,435,149
Weight Watchers International, Inc. (a)	45,000	1,734,750
		19,646,374
Consumer Staples - 4.2%
Seaboard Corporation	968	3,424,794
Universal Corporation	35,000	1,895,250
		5,320,044
Energy - 2.2%
Alliance Resource Partners, L.P.	57,309	993,738
CONSOL Coal Resources, L.P.	105,800	1,736,178
		2,729,916
Financials - 19.0%
Cannae Holdings, Inc. (a)	87,346	1,495,363
Cohen & Steers, Inc.	108,350	3,718,572
Diamond Hill Investment Group, Inc.	39,353	5,881,306
Kinsale Capital Group, Inc.	81,151	4,508,750
TowneBank	165,268	3,958,169
Trupanion, Inc. (a)	170,562	4,342,508
		23,904,668
Health Care - 6.3%
Aratana Therapeutics, Inc. (a)	549,956	3,371,230
Heska Corporation (a)	28,247	2,432,067
Teladoc Health, Inc. (a)	43,273	2,145,043
		7,948,340
Industrials - 25.7%
American Woodmark Corporation (a)	110,091	6,129,867
Builders FirstSource, Inc. (a)	200,886	2,191,666
Casella Waste Systems, Inc. - Class A (a)	109,921	3,131,649
Evoqua Water Technologies Corporation (a)	319,676	3,068,890

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Industrials - 25.7% (Continued)
Knight-Swift Transportation Holdings, Inc.	100,675	$2,523,922
Marten Transport Ltd.	183,736	2,974,686
SiteOne Landscape Supply, Inc. (a)	57,842	3,196,927
WABCO Holdings, Inc. (a)	50,611	5,432,585
Watsco, Inc.	26,593	3,700,150
		32,350,342
Information Technology - 3.3%
Black Knight, Inc. (a)	93,267	4,202,611

Materials - 5.3%
MAG Silver Corporation (a)	429,950	3,138,635
NewMarket Corporation	8,641	3,560,870
		6,699,505
Real Estate - 5.3%
FRP Holdings, Inc. (a)	50,556	2,326,081
Lamar Advertising Company - Class A	63,300	4,379,094
		6,705,175

Total Common Stocks (Cost $128,644,409)		$120,636,802

MONEY MARKET FUNDS - 4.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 2.36% (b) (Cost $6,028,049)	6,028,049	$6,028,049

Total Investments at Value - 100.5% (Cost $134,672,458)		$126,664,851

Liabilities in Excess of Other Assets - (0.5%)		(653,615)

Net Assets - 100.0%		$126,011,236

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to Schedules of Investments.

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 57.0%	Shares	Value
Communication Services - 1.7%
Comcast Corporation - Class A	31,105	$1,059,125
Verizon Communications, Inc.	21,190	1,191,302
		2,250,427
Consumer Discretionary - 1.7%
Carnival Corporation	23,610	1,163,973
Las Vegas Sands Corporation	20,380	1,060,779
		2,224,752
Consumer Staples - 6.2%
Altria Group, Inc.	20,565	1,015,705
Anheuser-Busch InBev S.A./N.V. - ADR	18,025	1,186,225
Diageo plc - ADR	10,400	1,474,720
Mondelēz International, Inc. - Class A	28,255	1,131,048
PepsiCo, Inc.	11,200	1,237,376
Philip Morris International, Inc.	18,275	1,220,039
Universal Corporation	14,230	770,555
		8,035,668
Energy - 6.4%
Chevron Corporation	7,910	860,529
Enbridge, Inc.	34,808	1,081,833
Exxon Mobil Corporation	9,960	679,172
Marathon Petroleum Corporation	19,610	1,157,186
MPLX, L.P.	30,425	921,877
Occidental Petroleum Corporation	23,610	1,449,182
Royal Dutch Shell plc - Class B - ADR	36,150	2,166,831
		8,316,610
Financials - 13.0%
Bank of America Corporation	41,400	1,020,096
Blackstone Group, L.P. (The)	39,400	1,174,514
Brookfield Asset Management, Inc. - Class A	53,770	2,062,080
Capital One Financial Corporation	20,810	1,573,028
Citigroup, Inc.	29,240	1,522,234
Cohen & Steers, Inc.	28,405	974,860
Fairfax Financial Holdings Ltd.	3,075	1,353,246
Fidelity National Financial, Inc.	61,060	1,919,727
JPMorgan Chase & Company	21,565	2,105,175
Markel Corporation (a)	1,967	2,041,844
MetLife, Inc.	27,870	1,144,342
		16,891,146
Health Care - 6.9%
Bristol-Myers Squibb Company	33,030	1,716,900

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 57.0% (Continued)	Shares	Value
Health Care - 6.9% (Continued)
CVS Health Corporation	26,585	$1,741,849
Johnson & Johnson	17,485	2,256,439
Medtronic plc	14,125	1,284,810
Merck & Company, Inc.	26,335	2,012,257
		9,012,255
Industrials - 6.1%
3M Company	5,010	954,605
Boeing Company (The)	4,165	1,343,213
Delta Air Lines, Inc.	28,700	1,432,130
Eaton Corporation plc	19,760	1,356,722
United Parcel Service, Inc. - Class B	10,795	1,052,836
Watsco, Inc.	12,605	1,753,860
		7,893,366
Information Technology - 4.5%
Cisco Systems, Inc.	42,805	1,854,741
DXC Technology Company	13,380	711,414
Microsoft Corporation	19,970	2,028,353
TE Connectivity Ltd.	16,710	1,263,777
		5,858,285
Materials - 1.1%
PPG Industries, Inc.	14,225	1,454,222

Real Estate - 6.4%
Brookfield Property Partners, L.P.	62,920	1,014,270
Crown Castle International Corporation	10,795	1,172,661
Equity LifeStyle Properties, Inc.	11,690	1,135,450
Gaming and Leisure Properties, Inc.	31,155	1,006,618
Lamar Advertising Company - Class A	21,880	1,513,658
Tanger Factory Outlet Centers, Inc.	56,140	1,135,151
W.P. Carey, Inc.	21,030	1,374,100
		8,351,908
Utilities - 3.0%
Brookfield Infrastructure Partners, L.P.	30,685	1,059,553
Brookfield Renewable Partners, L.P.	37,660	975,394
Dominion Energy, Inc.	26,770	1,912,984
		3,947,931

Total Common Stocks (Cost $76,019,977)		$74,236,570

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 17.3%	Par Value	Value
Communication Services - 0.9%
Verizon Communications, Inc.,
3.00%, due 11/1/2021	$500,000	$497,491
3.50%, due 11/1/2021	700,000	707,499
		1,204,990
Consumer Staples - 5.8%
Altria Group, Inc., 4.75%, due 05/05/2021	1,500,000	1,533,065
Anheuser-Busch InBev S.A./N.V., 3.30%, due 02/01/2023	1,750,000	1,701,610
J.M. Smucker Company (The), 3.50%, due 10/15/2021	1,500,000	1,502,550
PepsiCo, Inc., 2.75%, due 03/05/2022	1,200,000	1,187,905
Sysco Corporation, 2.60%, due 10/01/2020	1,700,000	1,681,678
		7,606,808
Energy - 3.5%
Boardwalk Pipelines, L.P., 4.45%, due 07/15/2027	1,250,000	1,154,131
MPLX, L.P., 4.125%, due 03/01/2027	1,750,000	1,666,199
Occidental Petroleum Corporation, 3.50%, due 06/15/2025	1,750,000	1,731,605
		4,551,935
Financials - 2.2%
BlackRock, Inc., 3.50%, due 03/18/2024	1,150,000	1,162,450
General Motors Financial Company, 5.25%, due 03/01/2026	1,750,000	1,712,380
		2,874,830
Health Care - 2.3%
AbbVie, Inc., 2.50%, due 05/14/2020	1,300,000	1,287,662
Becton Dickinson & Company, 3.25%, due 11/12/2020	1,750,000	1,739,417
		3,027,079
Industrials - 1.4%
General Dynamics Corporation, 3.375%, due 05/15/2023	1,750,000	1,762,109

Information Technology - 1.2%
Oracle Corporation, 3.625%, due 07/15/2023	1,500,000	1,520,306

Total Fixed Rate Corporate Bonds (Cost $23,334,245)		$22,548,057

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

VARIABLE RATE CORPORATE BONDS (b) - 13.2%	Par Value	Value
Communication Services - 0.7%
AT&T, Inc., 3.733% (3MO LIBOR + 93), due 06/30/2020	$950,000	$949,137

Consumer Staples - 0.9%
Campbell Soup Company, 3.418% (3MO LIBOR + 63), due 03/15/2021	1,250,000	1,225,776

Energy - 1.4%
ConocoPhillips Company, 3.516% (3MO LIBOR + 90), due 05/15/2022	1,750,000	1,767,681

Financials - 6.7%
BP Capital Markets plc, 3.454% (3MO LIBOR + 65), due 09/19/2022	1,750,000	1,753,219
Goldman Sachs Group, Inc., 3.786% (3MO LIBOR + 117), due 11/15/2021	2,000,000	1,995,341
JPMorgan Chase & Company, 4.218% (3MO LIBOR + 148), due 03/01/2021	1,500,000	1,519,229
Morgan Stanley, 3.414% (3MO LIBOR + 80), due 02/14/2020	2,000,000	2,000,052
Toronto-Dominion Bank (The), 3.309% (3MO LIBOR + 84), due 01/22/2019	500,000	500,130
Wells Fargo & Company, 3.776% (3MO LIBOR + 101), due 12/07/2020	929,000	935,031
		8,703,002
Health Care - 2.0%
Amgen, Inc., 3.253% (3MO LIBOR + 60), due 05/22/2019	1,500,000	1,500,862
CVS Health Corporation, 3.397% (3MO LIBOR + 63), due 03/09/2020	1,015,000	1,013,157
		2,514,019
Information Technology - 0.5%
Cisco Systems, Inc., 3.132% (3MO LIBOR + 34), due 09/20/2019	670,000	670,131

Materials - 1.0%
Vulcan Materials Company, 3.388% (3MO LIBOR + 65), due 03/01/2021	1,275,000	1,265,429

Total Variable Rate Corporate Bonds (Cost $17,200,745)		$17,095,175

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 6.8%	Par Value	Value
U.S. Treasury Notes,
2.478%, due 10/31/2019	$1,280,000	$1,280,412
2.43%, due 1/31/2020	1,250,000	1,249,449
3.125%, due 5/15/2021	1,500,000	1,522,266
2.75%, due 6/30/2025	2,000,000	2,020,156
2.875%, due 8/15/2028	2,785,000	2,828,080
Total U.S. Treasury Obligations (Cost $8,771,999)		$8,900,363

MONEY MARKET FUNDS - 5.7%	Shares	Value
First American Treasury Obligations Fund - Class Z, 2.36% (c) (Cost $7,382,792)	7,382,792	$7,382,792

Total Investments at Value - 100.0% (Cost $132,709,758)		$130,162,957

Other Assets in Excess of Liabilities - 0.0% (d)		11,471

Net Assets - 100.0%		$130,174,428

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate.

(a)	Non-income producing security.
(b)	Variable rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2018. The reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the 7-day effective yield as of December 31, 2018.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including corporate bonds and U.S. Treasury obligations, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to Disclosure Requirement for Fair Value Measurement,” which amends the fair value measurement disclosure requirements for Accounting Standard Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years after December 15, 2019, including interim periods. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds and U.S. Treasury obligations, held by Davenport Balanced Income Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2018 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$432,791,430	$-	$-	$432,791,430
Exchange-Traded Funds	6,030,049	-	-	6,030,049
Money Market Funds	6,466,819	-	-	6,466,819
Total	$445,288,298	$-	$-	$445,288,298

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$563,256,790	$-	$-	$563,256,790
Money Market Funds	39,655,397	-	-	39,655,397
Total	$602,912,187	$-	$-	$602,912,187

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$337,203,068	$-	$-	$337,203,068
Money Market Funds	10,769,551	-	-	10,769,551
Total	$347,972,619	$-	$-	$347,972,619

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$120,636,802	$-	$-	$120,636,802
Money Market Funds	6,028,049	-	-	6,028,049
Total	$126,664,851	$-	$-	$126,664,851

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$74,236,570	$-	$-	$74,236,570
Fixed Rate Corporate Bonds	-	22,548,057	-	22,548,057
Variable Rate Corporate Bonds	-	17,095,175	-	17,095,175
U.S. Treasury Obligations	-	8,900,363	-	8,900,363
Money Market Funds	7,382,792	-	-	7,382,792
Total	$81,619,362	$48,543,595	$-	$130,162,957

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2018.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2018:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Cost of portfolio investments	$324,264,944	$547,477,105	$305,603,727

Gross unrealized appreciation	$137,872,673	$90,733,660	$69,028,182
Gross unrealized depreciation	(16,849,319)	(35,298,578)	(26,659,290)

Net unrealized appreciation	$121,023,354	$55,435,082	$42,368,892

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund
Cost of portfolio investments	$134,404,211	$132,427,711

Gross unrealized appreciation	$13,465,961	$5,431,589
Gross unrealized depreciation	(21,205,321)	(7,696,343)

Net unrealized depreciaton	$(7,739,360)	$(2,264,754)

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund, except Davenport Value & Income Fund, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships and passive foreign investment companies.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of December 31, 2018, Davenport Small Cap Focus Fund had 25.7% of the value of its net assets invested in common stocks within the Industrials sector.

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Communication Services - 3.5%
AT&T, Inc.	20,300	$579,362
CenturyLink, Inc.	24,000	363,600
		942,962
Consumer Discretionary - 10.5%
Carnival Corporation	8,700	428,910
Ford Motor Company	35,000	267,750
Kohl's Corporation (a)	6,000	398,040
Nordstrom, Inc. (a)	8,900	414,829
Tapestry, Inc.	11,300	381,375
Target Corporation (a)	8,000	528,720
Williams-Sonoma, Inc. (a)	7,400	373,330
		2,792,954
Consumer Staples - 10.2%
Coca-Cola Company (The) (a)	6,000	284,100
Hershey Company (The) (a)	4,100	439,438
Kellogg Company	7,500	427,575
PepsiCo, Inc. (a)	3,500	386,680
Procter & Gamble Company (The) (a)	9,000	827,280
Walmart, Inc. (a)	3,700	344,655
		2,709,728
Energy - 9.5%
Chevron Corporation (a)	4,800	522,192
Exxon Mobil Corporation	8,400	572,796
Occidental Petroleum Corporation	7,200	441,936
Royal Dutch Shell plc - Class B - ADR	9,500	569,430
Schlumberger Ltd.	11,800	425,744
		2,532,098
Financials - 16.3%
BB&T Corporation	15,500	671,460
JPMorgan Chase & Company	6,500	634,530
KeyCorp	34,200	505,476
MetLife, Inc.	10,200	418,812
People's United Financial, Inc.	25,000	360,750
Prudential Financial, Inc.	6,000	489,300
U.S. Bancorp	14,200	648,940
Wells Fargo & Company	13,000	599,040
		4,328,308
Health Care - 11.4%
Amgen, Inc. (a)	2,400	467,208
CVS Health Corporation (a)	7,300	478,296
Eli Lilly & Company (a)	2,500	289,300

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Health Care - 11.4% (Continued)
Johnson & Johnson (a)	2,600	$335,530
Merck & Company, Inc. (a)	9,400	718,254
Pfizer, Inc.	17,000	742,050
		3,030,638
Industrials - 6.2%
Eaton Corporation plc (a)	8,000	549,280
Emerson Electric Company	4,000	239,000
United Parcel Service, Inc. - Class B	6,500	633,945
United Technologies Corporation	2,200	234,256
		1,656,481
Information Technology - 14.4%
Apple, Inc. (a)	2,200	347,028
Broadcom, Inc.	2,300	584,844
Cisco Systems, Inc. (a)	14,000	606,620
HP, Inc.	27,500	562,650
Intel Corporation	6,200	290,966
International Business Machines Corporation	6,100	693,387
Microsoft Corporation (a)	2,700	274,239
Western Union Company (The)	28,000	477,680
		3,837,414
Materials - 4.7%
Compass Minerals International, Inc.	7,500	312,675
DowDuPont, Inc.	8,900	475,972
Nucor Corporation (a)	9,000	466,290
		1,254,937
Real Estate - 2.5%
Public Storage	1,500	303,615
Ventas, Inc. (a)	6,000	351,540
		655,155
Utilities - 4.1%
Dominion Energy, Inc.	4,000	285,840
FirstEnergy Corporation (a)	15,000	563,250
PPL Corporation	8,500	240,805
		1,089,895

Total Common Stocks (Cost $21,607,733)		$24,830,570

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.25% (b) (Cost $1,680,799)	1,680,799	$1,680,799

Total Investments at Value - 99.6% (Cost $23,288,532)		$26,511,369

Other Assets in Excess of Liabilities - 0.4%		92,664

Net Assets - 100.0%		$26,604,033

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF OPEN OPTION CONTRACTS

December 31, 2018 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Amgen, Inc.	10	$194,670	$200 .00	01/18/19	$2,600
Apple, Inc.	22	347,028	205 .00	01/18/19	44
Chevron Corporation	33	359,007	130 .00	03/15/19	627
Cisco Systems, Inc.	55	238,315	50 .00	06/21/19	5,500
Coca-Cola Company (The)	60	284,100	47 .00	02/15/19	10,080
CVS Health Corporation	28	183,456	90 .00	05/17/19	560
Eaton Corporation plc	36	247,176	82 .50	04/18/19	1,116
Eli Lilly & Company	25	289,300	90 .00	01/18/19	63,675
FirstEnergy Corporation	80	300,400	41 .00	04/18/19	3,360
Hershey Company (The)	41	439,438	115 .00	02/15/19	5,535
Johnson & Johnson	11	141,955	160 .00	06/21/19	539
Kohl's Corporation	60	398,040	85 .00	01/18/19	600
Merck & Company, Inc.	34	259,794	80 .00	04/18/19	6,630
Microsoft Corporation	27	274,239	115 .00	01/18/19	216
Nordstrom, Inc.	39	181,779	60 .00	01/18/19	39
Nordstrom, Inc.	50	233,050	70 .00	04/18/19	1,200
Nucor Corporation	38	196,878	70 .00	04/18/19	380
PepsiCo, Inc.	13	143,624	125 .00	04/18/19	1,079
Procter & Gamble Company (The)	45	413,640	92 .50	06/21/19	23,130
Proctor & Gamble Company (The)	45	413,640	100 .00	07/19/19	10,215
Target Corporation	30	198,270	85 .00	03/15/19	690
Ventas, Inc.	60	351,540	65 .00	05/17/19	5,400
Walmart, Inc.	37	344,655	110 .00	03/15/19	851
Williams-Sonoma, Inc.	27	136,215	62 .50	01/18/19	135
Total Covered Written Call Options (Premiums received $217,722)		$6,570,209			$144,201

The average notional value of written call options during the nine months ended December 31, 2018 was $5,890,897.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 77.5%	Shares	Value
Communication Services - 3.3%
AT&T, Inc.	8,000	$228,320
CBS Corporation - Class B	9,500	415,340
CenturyLink, Inc.	25,000	378,750
		1,022,410
Consumer Discretionary - 6.2%
Bloomin' Brands, Inc.	13,000	232,570
Carnival Corporation	5,000	246,500
Ford Motor Company	32,000	244,800
Kohl's Corporation (a)	5,000	331,700
Tapestry, Inc.	13,500	455,625
Target Corporation (a)	6,000	396,540
		1,907,735
Consumer Staples - 4.1%
Kellogg Company	6,200	353,462
PepsiCo, Inc.	2,500	276,200
Walmart, Inc. (a)	7,000	652,050
		1,281,712
Energy - 8.9%
Chevron Corporation	5,000	543,950
ConocoPhillips	6,000	374,100
Devon Energy Corporation	17,000	383,180
Halliburton Company	13,000	345,540
Occidental Petroleum Corporation	8,200	503,316
Royal Dutch Shell plc - Class B - ADR	10,000	599,400
		2,749,486
Financials - 18.1%
Bank of America Corporation	45,000	1,108,800
Bank of New York Mellon Corporation (The)	13,500	635,445
Capital One Financial Corporation	6,000	453,540
JPMorgan Chase & Company	12,000	1,171,440
KeyCorp	16,320	241,210
Lincoln National Corporation	14,000	718,340
MetLife, Inc.	15,000	615,900
Travelers Companies, Inc. (The)	5,500	658,625
		5,603,300
Health Care - 9.8%
Amgen, Inc.	2,400	467,208
CVS Health Corporation	7,500	491,400
Eli Lilly & Company	3,000	347,160
Johnson & Johnson	4,000	516,200
Merck & Company, Inc.	8,200	626,562

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 77.5% (Continued)	Shares	Value
Health Care - 9.8% (Continued)
Pfizer, Inc.	13,500	$589,275
		3,037,805
Industrials - 6.3%
Eaton Corporation plc	7,200	494,352
FedEx Corporation	2,500	403,325
General Electric Company	25,000	189,250
Ingersoll-Rand plc	4,700	428,781
United Technologies Corporation	4,200	447,216
		1,962,924
Information Technology - 14.5%
Apple, Inc.	4,800	757,152
Broadcom, Inc.	2,200	559,416
Cisco Systems, Inc.	21,000	909,930
HP, Inc.	20,000	409,200
International Business Machines Corporation	5,200	591,084
Microsoft Corporation	7,000	710,990
Nokia Corporation - ADR	67,000	389,940
Western Union Company (The)	10,000	170,600
		4,498,312
Materials - 2.8%
Compass Minerals International, Inc.	7,000	291,830
Freeport-McMoRan, Inc.	11,000	113,410
Mosaic Company (The)	8,000	233,680
Nucor Corporation	4,500	233,145
		872,065
Real Estate - 0.8%
Ventas, Inc.	4,500	263,655

Utilities - 2.7%
Dominion Energy, Inc.	4,000	285,840
FirstEnergy Corporation	8,000	300,400
PPL Corporation	9,000	254,970
		841,210

Total Common Stocks (Cost $17,566,549)		$24,040,614

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.6%	Par Value	Value
Federal National Mortgage Association - 1.6%
1.20%, due 07/17/2020 (Cost $500,000)	$500,000	$489,956

CORPORATE BONDS - 16.8%	Par Value	Value
Consumer Staples - 1.6%
Kroger Company (The), 2.60%, due 02/01/2021	$500,000	$490,402

Energy - 1.6%
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	500,000	501,485

Financials - 6.4%
America Express Company, 3.40%, due 02/27/2023	500,000	495,347
Citigroup, Inc., 2.90%, due 12/08/2021	500,000	491,914
Unum Group, 3.00%, due 05/15/2021	500,000	494,290
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	498,335
		1,979,886
Health Care - 1.6%
Anthem, Inc., 2.25%, due 08/15/2019	500,000	497,319

Industrials - 4.0%
Norfolk Southern Corporation, 3.85%, due 01/15/2024	500,000	506,118
Ryder System, Inc., 2.50%, due 05/11/2020	750,000	741,169
		1,247,287
Utilities - 1.6%
PSEG Power LLC, 3.00%, due 06/15/2021	500,000	491,754

Total Corporate Bonds (Cost $5,247,317)		$5,208,133

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.25% (b) (Cost $1,229,059)	1,229,059	$1,229,059

Total Investments at Value - 99.9% (Cost $24,542,925)		$30,967,762

Other Assets in Excess of Liabilities - 0.1%		40,404

Net Assets - 100.0%		$31,008,166

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF OPEN OPTION CONTRACTS

December 31, 2018 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Kohl's Corporation	10	$66,340	$85 .00	01/18/19	$100
Target Corporation	30	198,270	85 .00	03/15/19	690
Walmart, Inc.	15	139,725	110 ..00	03/15/19	345
Total Covered Written Call Options (Premiums received $21,468)		$404,335			$1,135

The average notional value of written call options during the nine months ended December 31, 2018 was $1,518,231.

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchange or board of trade on which they are traded. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including U.S. government agency obligations and corporate bonds, are typically valued on the basis of prices provided by an independent pricing service pursuant to the Funds’ pricing policies. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements for Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including U.S. government agency obligations and corporate bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2018 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$24,830,570	$-	$-	$24,830,570
Money Market Funds	1,680,799	-	-	1,680,799
Total	$26,511,369	$-	$-	$26,511,369

Other Financial Instruments:
Covered Written Call Options	$(144,201)	$-	$-	$(144,201)
Total	$(144,201)	$-	$-	$(144,201)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$24,040,614	$-	$-	$24,040,614
U.S. Government Agency Obligations	-	489,956	-	489,956
Corporate Bonds	-	5,208,133	-	5,208,133
Money Market Funds	1,229,059	-	-	1,229,059
Total	$25,269,673	$5,698,089	$-	$30,967,762

Other Financial Instruments:
Covered Written Call Options	$(1,135)	$-	$-	$(1,135)
Total	$(1,135)	$-	$-	$(1,135)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of December 31, 2018, the Funds did not have any Level 3 securities.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2018:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund
Tax cost of portfolio investments and written options contracts	$23,070,810	$24,521,457

Gross unrealized appreciation	$4,956,180	$7,829,312
Gross unrealized depreciation	(1,659,822)	(1,384,142)

Net unrealized appreciation	$3,296,358	$6,445,170

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communication Services - 8.4%
Alphabet, Inc. - Class A (a)	800	$835,968
Alphabet, Inc. - Class C (a)	1,302	1,348,364
Baidu, Inc. - ADR (a)	1,500	237,900
China Telecom Corporation Ltd. - ADR	5,000	253,650
Comcast Corporation - Class A	44,000	1,498,200
Tencent Holdings Ltd. - ADR	7,000	276,290
		4,450,372
Consumer Discretionary - 9.2%
Alibaba Group Holding Ltd. - ADR (a)	2,500	342,675
Amazon.com, Inc. (a)	550	826,084
Garrett Motion, Inc. (a)	1,000	12,340
Home Depot, Inc. (The)	6,500	1,116,830
Lowe's Companies, Inc.	8,000	738,880
McDonald's Corporation	5,000	887,850
NIKE, Inc. - Class B	10,000	741,400
Vail Resorts, Inc.	1,000	210,820
		4,876,879
Consumer Staples - 5.1%
Coca-Cola Company (The)	12,000	568,200
McCormick & Company, Inc.	7,000	974,680
Walmart, Inc.	12,500	1,164,375
		2,707,255
Energy - 4.2%
Marathon Petroleum Corporation	10,000	590,100
Pioneer Natural Resources Company	7,500	986,400
Valero Energy Corporation	8,500	637,245
		2,213,745
Financials - 15.3%
Aflac, Inc.	23,130	1,053,803
BB&T Corporation	7,000	303,240
Brookfield Asset Management, Inc. - Class A	24,000	920,400
CME Group, Inc.	8,500	1,599,020
Intercontinental Exchange, Inc.	20,000	1,506,600
JPMorgan Chase & Company	27,000	2,635,740
U.S. Bancorp	2,000	91,400
		8,110,203
Health Care - 10.7%
Abbott Laboratories	9,000	650,970
AbbVie, Inc.	11,500	1,060,185
Bio-Techne Corporation	9,000	1,302,480
Centene Corporation (a)	7,000	807,100
Henry Schein, Inc. (a)	9,000	706,680
Pfizer, Inc.	24,000	1,047,600

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Health Care - 10.7% (Continued)
UnitedHealth Group, Inc.	500	$124,560
		5,699,575
Industrials - 12.0%
Emerson Electric Company	13,000	776,750
General Dynamics Corporation	5,200	817,492
Honeywell International, Inc.	10,000	1,321,200
Lockheed Martin Corporation	7,500	1,963,800
Resideo Technologies, Inc. (a)	1,666	34,236
United Technologies Corporation	13,500	1,437,480
		6,350,958
Information Technology - 21.7%
Accenture plc - Class A	8,150	1,149,231
Apple, Inc.	18,000	2,839,320
Mastercard, Inc. - Class A	2,000	377,300
Micron Technology, Inc. (a)	6,000	190,380
Microsoft Corporation	11,000	1,117,270
NVIDIA Corporation	8,650	1,154,775
QUALCOMM, Inc.	4,000	227,640
Skyworks Solutions, Inc.	6,000	402,120
TE Connectivity Ltd.	9,000	680,670
Texas Instruments, Inc.	10,500	992,250
Visa, Inc. - Class A	18,200	2,401,308
		11,532,264
Materials - 4.2%
DowDuPont, Inc.	11,000	588,280
Ecolab, Inc.	6,000	884,100
Linde plc	5,000	780,200
		2,252,580
Real Estate - 2.0%
Mid-America Apartment Communities, Inc.	11,394	1,090,406

Utilities - 3.2%
Duke Energy Corporation	8,250	711,975
WEC Energy Group, Inc.	14,000	969,640
		1,681,615

Total Common Stocks (Cost $28,278,976)		$50,965,852

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.25% (b) (Cost $2,215,093)	2,215,093	$2,215,093

Total Investments at Value - 100.2% (Cost $30,494,069)		$53,180,945

Liabilities in Excess of Other Assets - (0.2%)		(110,888)

Net Assets - 100.0%		$53,070,057

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Communication Services - 0.5%
58.com, Inc. - ADR (a)	1,500	$81,315
Autohome, Inc. - ADR	1,500	117,345
		198,660
Consumer Discretionary - 8.9%
Cracker Barrel Old Country Store, Inc.	1,500	239,790
Gildan Activewear, Inc.	14,400	437,184
Hasbro, Inc.	7,000	568,750
Leggett & Platt, Inc.	7,000	250,880
Melco Resorts & Entertainment Ltd. - ADR	5,000	88,100
NVR, Inc. (a)	100	243,699
PulteGroup, Inc.	10,000	259,900
Service Corporation International	17,200	692,472
Tiffany & Company	3,475	279,772
Vail Resorts, Inc.	1,600	337,312
VF Corporation	4,700	335,298
		3,733,157
Consumer Staples - 2.2%
Church & Dwight Company, Inc.	9,000	591,840
Edgewell Personal Care Company (a)	2,000	74,700
Energizer Holdings, Inc.	5,000	225,750
Hain Celestial Group, Inc. (The) (a)	3,000	47,580
		939,870
Energy - 3.2%
CNX Resources Corporation (a)	2,000	22,840
Concho Resources, Inc. (a)	1,920	197,357
Diamondback Energy, Inc.	966	89,548
Marathon Petroleum Corporation	2,830	166,998
Oil States International, Inc. (a)	9,000	128,520
ONEOK, Inc.	11,000	593,450
U.S. Silica Holdings, Inc.	4,000	40,720
WPX Energy, Inc. (a)	10,000	113,500
		1,352,933
Financials - 20.0%
Alleghany Corporation	865	539,172
American Financial Group, Inc.	7,600	688,028
Arthur J. Gallagher & Company	9,250	681,725
Bank of Hawaii Corporation	4,000	269,280
Berkley (W.R.) Corporation	7,450	550,629
Brown & Brown, Inc.	20,000	551,200
CME Group, Inc.	5,735	1,078,868
Cullen/Frost Bankers, Inc.	8,000	703,520
Eaton Vance Corporation	13,000	457,340
Intercontinental Exchange, Inc.	11,000	828,630
Nasdaq, Inc.	11,000	897,270
Old Republic International Corporation	24,400	501,908

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Financials - 20.0% (Continued)
SEI Investments Company	10,500	$485,100
Umpqua Holdings Corporation	5,000	79,500
Voya Financial, Inc.	1,500	60,210
		8,372,380
Health Care - 14.2%
Bio-Rad Laboratories, Inc. - Class A (a)	1,700	394,774
Bio-Techne Corporation	5,000	723,600
Centene Corporation (a)	6,000	691,800
Charles River Laboratories International, Inc. (a)	4,500	509,310
Chemed Corporation	3,000	849,840
Computer Programs & Systems, Inc.	3,000	75,300
Laboratory Corporation of America Holdings (a)	2,574	325,251
Penumbra, Inc. (a)	2,500	305,500
ResMed, Inc.	6,000	683,220
Teleflex, Inc.	3,950	1,020,996
Waters Corporation (a)	2,000	377,300
		5,956,891
Industrials - 15.1%
AMETEK, Inc.	2,350	159,095
C.H. Robinson Worldwide, Inc.	4,000	336,360
Donaldson Company, Inc.	13,000	564,070
Expeditors International of Washington, Inc.	8,000	544,720
Fastenal Company	10,000	522,900
Graco, Inc.	21,000	878,850
Harris Corporation	3,500	471,275
Jacobs Engineering Group, Inc.	6,475	378,529
L3 Technologies, Inc.	3,000	520,980
MSC Industrial Direct Company, Inc. - Class A	6,000	461,520
nVent Electric plc	2,900	65,134
Pentair plc	2,900	109,562
Snap-on, Inc.	1,475	214,303
Waste Connections, Inc.	10,500	779,625
Woodward, Inc.	4,150	308,303
		6,315,226
Information Technology - 13.5%
Analog Devices, Inc.	3,671	315,082
ANSYS, Inc. (a)	3,500	500,290
Arrow Electronics, Inc. (a)	10,100	696,395
Broadridge Financial Solutions, Inc.	3,500	336,875
InterDigital, Inc.	1,200	79,716
Lam Research Corporation	7,200	980,424
Microchip Technology, Inc.	6,000	431,520
National Instruments Corporation	12,000	544,560
NVIDIA Corporation	5,000	667,500
Okta, Inc. (a)	3,500	223,300
Tech Data Corporation (a)	3,500	286,335

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Information Technology - 13.5% (Continued)
Xilinx, Inc.	7,000	$596,190
		5,658,187
Materials - 7.0%
Albemarle Corporation	6,700	516,369
Ashland Global Holdings, Inc.	6,000	425,760
Berry Global Group, Inc. (a)	5,000	237,650
Graphic Packaging Holding Company	6,000	63,840
Martin Marietta Materials, Inc.	3,000	515,610
Packaging Corporation of America	6,000	500,760
Scotts Miracle-Gro Company (The)	2,500	153,650
Steel Dynamics, Inc.	12,000	360,480
Valvoline, Inc.	8,236	159,367
		2,933,486
Real Estate - 3.4%
Mid-America Apartment Communities, Inc.	15,000	1,435,500

Utilities - 3.0%
AmeriGas Partners, L.P.	6,500	164,450
ONE Gas, Inc.	3,500	278,600
Vectren Corporation	11,600	834,968
		1,278,018

Total Common Stocks (Cost $20,317,878)		$38,174,308

EXCHANGE-TRADED FUNDS - 4.8%	Shares	Value
Invesco Zacks Mid-Cap ETF	17,100	$1,008,558
Vanguard Mid-Cap ETF	7,350	1,015,623
Total Exchange-Traded Funds (Cost $1,104,143)		$2,024,181

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.25% (b) (Cost $1,906,134)	1,906,134	$1,906,134

Total Investments at Value - 100.4% (Cost $23,328,155)		$42,104,623

Liabilities in Excess of Other Assets - (0.4%)		(168,399)

Net Assets - 100.0%		$41,936,224

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.0%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
3.00%, due 08/15/2019	$530,000	$533,911
Alabama State Federal Highway Finance Auth., Rev.,
5.00%, due 09/01/2025	195,000	224,917
Alabama State Public School & College Auth., Rev.,
5.00%, due 01/01/2024	600,000	684,234
5.00%, due 01/01/2025	195,000	223,874
Alabama State, Series A, GO,
5.00%, due 08/01/2023	400,000	453,364
5.00%, due 08/01/2024	500,000	578,505
5.00%, due 08/01/2025	500,000	563,430
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2019	375,000	376,582
Athens, AL, GO, Warrants,
5.00%, due 04/01/2024	500,000	566,850
Athens, AL, Water & Sewer, Rev.,
3.50%, due 05/01/2023	350,000	369,569
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2020	350,000	365,432
Baldwin Co., AL, GO, Warrants,
4.00%, due 06/01/2019	200,000	201,848
Chambers Co., AL, Gasoline Tax Anticipation Warrants, Rev.,
2.00%, due 11/01/2019	290,000	289,933
City of Northport, AL, GO,
4.00%, due 08/01/2023	300,000	314,430
3.00%, due 08/01/2025	500,000	507,000
Cullman, AL, Board of Education Special Tax School Warrants, Rev.,
2.00%, due 03/01/2023	325,000	317,447
Daphne, AL, GO, Warrants,
2.10%, due 04/01/2023	400,000	397,428
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	500,000	503,690
Elmore Co., AL, GO, Warrants,
5.00%, due 10/01/2022	415,000	449,993
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2019	225,000	229,082

THE ALABAMA TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.0% (Continued)	Par Value	Value
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	$470,000	$481,529
Huntsville, AL, Electric System, Rev., Series A,
5.00%, due 12/01/2025	210,000	247,947
Huntsville, AL, GO,
5.00%, due 11/01/2024	265,000	307,572
Huntsville, AL, Series A, GO, Warrants,
5.00%, due 05/01/2024	665,000	764,238
Huntsville, AL, Series C, GO, School Warrants,
5.00%, due 11/01/2023	400,000	454,756
Huntsville, AL, Series C, GO, Warrants,
4.00%, due 05/01/2022	500,000	533,195
Huntsville, AL, Series E, GO, Warrants,
5.00%, due 11/01/2022	240,000	266,866
Lee Co., AL, Board of Education Warrants, Rev.,
4.00%, due 02/01/2025	500,000	542,045
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	565,348
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	220,299
Madison Co., AL, GO, School Warrants,
5.00%, due 03/01/2025	500,000	579,615
Madison Co., AL, GO, Warrants,
4.00%, due 09/01/2021	465,000	489,468
4.00%, due 07/01/2024	305,000	334,427
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	434,717
Mobile Co., AL, School Board, Special Tax,
5.00%, due 03/01/2026	400,000	453,676
Mobile Co., AL, GO, Refunding,
5.00%, due 06/01/2023	520,000	584,605
Mobile, AL, Board of School Commissioners, GO, Warrants,
5.00%, due 03/01/2025	250,000	281,217
Mobile, AL, Board of Water and Sewer, Rev.,
5.00%, due 01/01/2025	500,000	554,470
Montgomery, AL, GO, Warrants,
2.50%, due 04/01/2021	500,000	500,150
Montgomery, AL, Series A, GO, Warrants,
5.00%, due 02/01/2024	220,000	226,998

THE ALABAMA TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.0% (Continued)	Par Value	Value
Morgan Co., AL, Board of Education, Capital Outlay Warrants, Rev.,
4.00%, due 03/01/2019	$165,000	$165,596
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	304,254
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	420,349
Northport, AL, GO, Warrants,
3.00%, due 09/01/2024	385,000	398,055
Prattville, AL, GO, Warrants,
5.00%, due 11/01/2022	400,000	441,816
Russellville, AL, Rev.,
3.00%, due 03/01/2025	475,000	485,155
Shelby Co., AL, Special Tax, School Warrants,
3.00%, due 02/01/2023	300,000	308,571
Trussville, AL, GO,
5.00%, due 10/01/2019	400,000	409,200
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2021	500,000	521,910
4.00%, due 02/01/2025	500,000	552,730

Total Investments at Value - 97.0% (Cost $21,085,408)		$20,982,293

Other Assets in Excess of Liabilities - 3.0%		641,260

Net Assets - 100.0%		$21,623,553

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, except for exchange-traded funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service pursuant to the Funds’ pricing policies. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to Disclosure Requirement for Fair Value Measurement,” which amends the fair value measurement disclosure requirements for Accounting Standard Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2018, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$50,965,852	$-	$-	$50,965,852
Money Market Funds	2,215,093	-	-	2,215,093
Total	$53,180,945	$-	$-	$53,180,945

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$38,174,308	$-	$-	$38,174,308
Exchange-Traded Funds	2,024,181	-	-	2,024,181
Money Market Funds	1,906,134	-	-	1,906,134
Total	$42,104,623	$-	$-	$42,104,623

The Alabama Tax Free Fund:	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$20,982,293	$-	$20,982,293
Total	$-	$20,982,293	$-	$20,982,293

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks by sector type. As of December 31, 2018, there were no Level 3 securities or derivative instruments held by the Funds.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2018:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Cost of portfolio investments	$30,494,069	$23,281,506	$21,085,408

Gross unrealized appreciation	$23,749,085	$19,756,711	$63,016
Gross unrealized depreciation	(1,062,209)	(933,594)	(166,131)
Net unrealized appreciation (depreciation)	$22,686,876	$18,823,117	$(103,115)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for The Government Street Mid-Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. This “book/tax” difference is temporary in nature and are primarily due to adjustments to basis on publicly traded partnerships.

4. Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the State of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 89.4%	Shares	Value
Communication Services - 5.5%
Alphabet, Inc. - Class A (a)	550	$574,728
Alphabet, Inc. - Class C (a)	600	621,366
Comcast Corporation - Class A	18,000	612,900
		1,808,994
Consumer Discretionary - 12.6%
Amazon.com, Inc. (a)	700	1,051,379
Booking Holdings, Inc. (a)	390	671,744
Dollar Tree, Inc. (a)	6,500	587,080
Home Depot, Inc. (The)	3,000	515,460
Lowe's Companies, Inc.	8,300	766,588
TJX Companies, Inc. (The)	13,000	581,620
		4,173,871
Consumer Staples - 3.1%
J.M. Smucker Company (The)	800	74,792
PepsiCo, Inc.	5,800	640,784
Walmart, Inc.	3,400	316,710
		1,032,286
Energy - 6.8%
Chevron Corporation	7,000	761,530
Exxon Mobil Corporation	5,000	340,950
Hess Corporation	12,500	506,250
Total S.A. - ADR	12,200	636,596
		2,245,326
Financials - 15.7%
Ameriprise Financial, Inc.	5,400	563,598
Chubb Ltd.	3,000	387,540
Discover Financial Services	12,500	737,250
Goldman Sachs Group, Inc. (The)	2,705	451,870
Invesco Ltd.	18,000	301,320
JPMorgan Chase & Company	10,300	1,005,486
KeyCorp	37,500	554,250
Morgan Stanley	14,900	590,785
PNC Financial Services Group, Inc. (The)	5,300	619,623
		5,211,722
Health Care - 13.8%
Amgen, Inc.	2,400	467,208
CVS Health Corporation	3,854	252,506
Gilead Sciences, Inc.	8,000	500,400
McKesson Corporation	2,600	287,222
Merck & Company, Inc.	10,000	764,100

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.4% (Continued)	Shares	Value
Health Care - 13.8% (Continued)
Pfizer, Inc.	15,300	$667,845
Thermo Fisher Scientific, Inc.	3,500	783,265
UnitedHealth Group, Inc.	3,400	847,008
		4,569,554
Industrials - 10.4%
Delta Air Lines, Inc.	14,000	698,600
Eaton Corporation plc	9,500	652,270
Ingersoll-Rand plc	8,000	729,840
Norfolk Southern Corporation	5,230	782,094
United Technologies Corporation	5,600	596,288
		3,459,092
Information Technology - 17.2%
Apple, Inc.	7,000	1,104,180
Cisco Systems, Inc.	23,500	1,018,255
Intel Corporation	9,500	445,835
Microsoft Corporation	8,500	863,345
Oracle Corporation	13,100	591,465
QUALCOMM, Inc.	10,000	569,100
TE Connectivity Ltd.	7,700	582,351
Visa, Inc. - Class A	4,000	527,760
		5,702,291
Materials - 1.9%
Eastman Chemical Company	8,500	621,435

Real Estate - 2.4%
American Tower Corporation	5,100	806,769

Total Common Stocks (Cost $18,471,525)		$29,631,340

EXCHANGE-TRADED FUNDS - 3.4%	Shares	Value
Consumer Staples Select Sector SPDR® Fund	9,250	$469,715
Vanguard Information Technology ETF	4,000	667,320
Total Exchange-Traded Funds (Cost $1,027,695)		$1,137,035

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.3%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 2.26% (b) (Cost $2,414,204)	2,414,204	$2,414,204

Total Investments at Value - 100.1% (Cost $21,913,424)		$33,182,579

Liabilities in Excess of Other Assets - (0.1%)		(19,534)

Net Assets - 100.0%		$33,163,045

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

MONEY MARKET FUNDS - 99.6%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 2.26% (a) (Cost $694,300)	694,300	$694,300

Total Investments at Value - 99.6% (Cost $694,300)		$694,300

Other Assets in Excess of Liabilities - 0.4%		2,733

Net Assets - 100.0%		$697,033

(a)	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

1. Securities Valuation

The portfolio securities of The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, excluding exchange-traded funds, are valued at their net asset value as reported by such companies.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). When market quotations are not readily available, if an independent pricing service cannot provide a price, or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to Disclosure Requirement for Fair Value Measurement,” which amends the fair value measurement disclosure requirements for Accounting Standard Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years after December 15, 2019, including interim periods. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE JAMESTOWN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2018, by security type:

The Jamestown Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$29,631,340	$-	$-	$29,631,340
Exchange-Traded Funds	1,137,035	-	-	1,137,035
Money Market Funds	2,414,204	-	-	2,414,204
Total	$33,182,579	$-	$-	$33,182,579

The Jamestown Tax Exempt Virginia Fund:	Level 1	Level 2	Level 3	Total
Money Market Funds	$694,300	$-	$-	$694,300
Total	$694,300	$-	$-	$694,300

Refer to The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2018.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2018:

	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund
Tax cost of portfolio investments	$21,987,976	$694,300

Gross unrealized appreciation	$12,152,817	$-
Gross unrealized depreciation	(958,214)	-
Net unrealized appreciation	$11,194,603	$-

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4. Subsequent Events

At a meeting of the Board of Trustees held on November 27, 2018, the Trustees in consultation with the Funds’ investment adviser, determined that it was in the best interest of The Jamestown Tax Exempt Virginia Fund and its shareholders to discontinue the Fund’s operations and to liquidate and close the Fund. All outstanding shares of the Fund were redeemed on January 11, 2019.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ David James
David James, Secretary

Date	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	February 22, 2019

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	February 22, 2019

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Equity Fund)

Date	February 22, 2019

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	February 22, 2019

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund)

Date	February 22, 2019

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	February 22, 2019

*	Print the name and title of each signing officer under his or her signature.